Intangible Assets	9 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Intangible assets

4.      Intangible assets

	Patents $	Licenses $	Software $	Development costs(2) $	Others $	Total $
Cost
September 30, 2023	3,450,455	1,186,337	575,719	45,075,873	94,810	50,383,194
Additions	434,774	—	—	10,512,229	—	10,947,003
Borrowing costs(1)	—	—	—	6,436,722	—	6,436,722
R&D tax credit (Note 13)	—	—	—	(266,746)	—	(266,746)
Grants (Note 13)	—	—	—	(13,713)	—	(13,713)
June 30, 2024	3,885,229	1,186,337	575,719	61,744,365	94,810	67,486,460

Accumulated amortization and impairment
September 30, 2023	1,059,007	1,183,761	520,998	1,708,264	73,056	4,545,086
Amortization	290,341	2,576	25,081	100,596	3,930	422,524
June 30, 2024	1,349,348	1,186,337	546,079	1,808,860	76,986	4,967,610
Net book value
June 30, 2024	2,535,881	—	29,640	59,935,505	17,824	62,518,850

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(1)      The capitalization rates used to determine the amount of general borrowing costs eligible for capitalization during the three and nine months ended June 30, 2024 were 17% and 12% respectively.

(2)      Including $56,215,716 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.